Staff costs and average number of employees (Details) - GBP (£)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2020
The aggregate remuneration comprised:
Wages and salaries	£ 296,333	£ 997,167
Social security costs	29,555	128,219
Pension costs	31,911	94,626
Share option charge	8,945	95,331
Staff Costs	£ 366,744	£ 1,315,343